FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537
                                   ---------

                        FRANKLIN CUSTODIAN FUNDS, INC.
                        ------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
             (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period: 12/31/06
                          --------



Item 1. Schedule of Investments.



Franklin Custodian Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
DECEMBER 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin DynaTech Fund ....................................................    3

Franklin Growth Fund ......................................................    7

Franklin Income Fund ......................................................   11

Franklin U.S. Government Securities Fund ..................................   22

Franklin Utilities Fund ...................................................   24

Notes to Statements of Investments ........................................   27

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                         Quarterly Statements of Investments | 1

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

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------
   FRANKLIN DYNATECH FUND                                COUNTRY       SHARES        VALUE
---------------------------------------------------------------------------------------------
   COMMON STOCKS 99.8%
   AIR FREIGHT/COURIERS 3.3% ......................   United States     140,000    10,497,200
   United Parcel Service Inc., B ..................   United States     140,000    10,497,200
                                                                                  -----------
                                                                                   21,741,950
                                                                                  -----------
   BIOTECHNOLOGY 8.4%
 a Amgen Inc. .....................................   United States     200,000    13,662,000
 a Celgene Corp. ..................................   United States     150,000     8,629,500
 a Genentech Inc. .................................   United States     275,000    22,310,750
 a Gilead Sciences Inc. ...........................   United States     150,000     9,739,500
                                                                                  -----------
                                                                                   54,341,750
                                                                                  -----------
   CABLE/SATELLITE TELEVISION 1.3%
 a Comcast Corp., A ...............................   United States     200,000     8,376,000
                                                                                  -----------
   CASINOS/GAMING 1.8%
   International Game Technology ..................   United States     250,000    11,550,000
                                                                                  -----------
   CHEMICALS: SPECIALTY 1.5%
   Sigma-Aldrich Corp. ............................   United States     125,000     9,715,000
                                                                                  -----------
   COMPUTER COMMUNICATIONS 2.0%
 a Cisco Systems Inc. .............................   United States     450,000    12,298,500
 a Juniper Networks Inc. ..........................   United States      50,000       947,000
                                                                                  -----------
                                                                                   13,245,500
                                                                                  -----------
   COMPUTER PERIPHERALS 0.3%
 a Isilon Systems Inc. ............................   United States      75,000     2,070,000
                                                                                  -----------
   COMPUTER PROCESSING HARDWARE 5.2%
 a Apple Computer Inc. ............................   United States     220,000    18,664,800
   Hewlett-Packard Co. ............................   United States     360,000    14,828,400
                                                                                  -----------
                                                                                   33,493,200
                                                                                  -----------
   DATA PROCESSING SERVICES 1.6%
   Paychex Inc. ...................................   United States     255,000    10,082,700
                                                                                  -----------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
   AT&T Inc. ......................................   United States      20,000       715,000
                                                                                  -----------
   ELECTRONIC COMPONENTS 0.2%
 a First Solar Inc. ...............................   United States      50,000     1,490,000
                                                                                  -----------
   ELECTRONIC EQUIPMENT/INSTRUMENTS 3.4%
 a Agilent Technologies Inc. ......................   United States     250,000     8,712,500
 a Dolby Laboratories Inc., A .....................   United States     100,000     3,102,000
   Rockwell Automation Inc. .......................   United States     115,000     7,024,200
 a SunPower Corp., A ..............................   United States      80,000     2,973,600
                                                                                  -----------
                                                                                   21,812,300
                                                                                  -----------
   ELECTRONIC PRODUCTION EQUIPMENT 4.5%
   Applied Materials Inc. .........................   United States     250,000     4,612,500
   KLA-Tencor Corp. ...............................   United States     200,000     9,950,000
 a Lam Research Corp. ........................... .   United States     150,000     7,593,000
 a Varian Semiconductor Equipment Associates Inc. .   United States     150,000     6,828,000
                                                                                  -----------
                                                                                   28,983,500
                                                                                  -----------


                                         Quarterly Statements of Investments | 3

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------
  FRANKLIN DYNATECH FUND                                 COUNTRY        SHARES       VALUE
---------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ELECTRONICS/APPLIANCE STORES 1.2%
  Best Buy Co. Inc. ..............................    United States     160,000   $ 7,870,400
                                                                                  -----------
  ELECTRONICS/APPLIANCES 0.4%
  Sony Corp., ADR ................................        Japan          60,000     2,569,800
                                                                                  -----------
  FINANCIAL PUBLISHING/SERVICES 1.6%
  Moody's Corp. ..................................    United States     150,000    10,359,000
                                                                                  -----------
  INFORMATION TECHNOLOGY SERVICES 4.0%
a Amdocs Ltd. ....................................    United States     200,000     7,750,000
a Cognizant Technology Solutions Corp., A ........    United States     120,000     9,259,200
  Infosys Technologies Ltd., ADR .................        India         170,000     9,275,200
                                                                                  -----------
                                                                                   26,284,400
                                                                                  -----------
  INTERNET SOFTWARE/SERVICES 5.5%
a Akamai Technologies Inc. .......................    United States     100,000     5,312,000
a Google Inc., A .................................    United States      50,000    23,024,000
a Internap Network Services Corp. ................    United States      19,700       391,439
a Yahoo! Inc. ....................................    United States     275,000     7,023,500
                                                                                  -----------
                                                                                   35,750,939
                                                                                  -----------
  INVESTMENT BANKS/BROKERS 1.7%
  The Goldman Sachs Group Inc. ...................    United States      50,000     9,967,500
a Nymex Holdings Inc. ............................    United States       8,200     1,016,882
                                                                                  -----------
                                                                                   10,984,382
                                                                                  -----------
  MAJOR PHARMACEUTICALS 2.5%
  Johnson & Johnson ..............................    United States     150,000     9,903,000
  Pfizer Inc. ....................................    United States     250,000     6,475,000
                                                                                  -----------
                                                                                   16,378,000
                                                                                  -----------
  MANAGED HEALTH CARE 0.4%
  Caremark Rx Inc. ...............................    United States      50,000     2,855,500
                                                                                  -----------
  MEDICAL SPECIALTIES 9.3%
  Alcon Inc. .....................................     Switzerland      100,000    11,177,000
  Medtronic Inc. .................................    United States     250,000    13,377,500
  Stryker Corp. ..................................    United States     200,000    11,022,000
a Varian Medical Systems Inc. ....................    United States     150,000     7,135,500
a Waters Corp. ...................................    United States     200,000     9,794,000
a Zimmer Holdings Inc. ...........................    United States     100,000     7,838,000
                                                                                  -----------
                                                                                   60,344,000
                                                                                  -----------
  MEDICAL/NURSING SERVICES 1.6%
a VCA Antech Inc. ................................    United States     325,000    10,461,750
                                                                                  -----------
  MISCELLANEOUS COMMERCIAL SERVICES 0.9%
  Corporate Executive Board Co. ..................    United States      70,000     6,139,000
                                                                                  -----------
  OILFIELD SERVICES/EQUIPMENT 2.7%
a FMC Technologies Inc. ..........................    United States     100,000     6,163,000
  Schlumberger Ltd. ..............................    United States     180,000    11,368,800
                                                                                  -----------
                                                                                   17,531,800
                                                                                  -----------


4 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

-----------------------------------------------------------------------------------------------
  FRANKLIN DYNATECH FUND                                 COUNTRY        SHARES         VALUE
-----------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  OTHER PHARMACEUTICALS 2.7%
  Allergan Inc. ..................................    United States       80,000   $  9,579,200
  Teva Pharmaceutical Industries Ltd., ADR .......        Israel         250,000      7,770,000
                                                                                   ------------
                                                                                     17,349,200
                                                                                   ------------
  PACKAGED SOFTWARE 9.9%
a Adobe Systems Inc. .............................    United States      475,000     19,532,000
  Autodesk Inc. ..................................    United States      200,000      8,092,000
  Microsoft Corp. ................................    United States      900,000     26,874,000
a Salesforce.com Inc. ............................    United States       30,000      1,093,500
  SAP AG, ADR ....................................       Germany         170,000      9,027,000
                                                                                   ------------
                                                                                     64,618,500
                                                                                   ------------
  RECREATIONAL PRODUCTS 1.9%
a Electronic Arts Inc. ...........................    United States      250,000     12,590,000
                                                                                   ------------
  SEMICONDUCTORS 8.9%
  Analog Devices Inc. ............................    United States      225,000      7,395,750
a Hittite Microwave Corp. ........................    United States       20,000        646,400
  Intel Corp. ....................................    United States    1,150,000     23,287,500
  Linear Technology Corp. ........................    United States      300,000      9,096,000
a Marvell Technology Group Ltd. ..................       Bermuda         175,000      3,358,250
  Microchip Technology Inc. ......................    United States      210,000      6,867,000
a NVIDIA Corp. ...................................    United States      200,000      7,402,000
                                                                                   ------------
                                                                                     58,052,900
                                                                                   ------------
  SERVICES TO THE HEALTH INDUSTRY 2.5%
a Cerner Corp. ...................................    United States       40,000      1,820,000
  Pharmaceutical Product Development Inc. ........    United States      350,000     11,277,000
a WebMD Health Corp., A ..........................    United States       85,000      3,401,700
                                                                                   ------------
                                                                                     16,498,700
                                                                                   ------------
  SPECIALTY TELECOMMUNICATIONS 1.2%
a American Tower Corp., A ........................    United States      200,000      7,456,000
                                                                                   ------------
  TELECOMMUNICATIONS EQUIPMENT 4.2%
a Corning Inc. ...................................    United States       55,000      1,029,050
  Garmin Ltd. ....................................    Cayman Islands     100,000      5,566,000
  Motorola Inc. ..................................    United States      475,000      9,766,000
  Nokia Corp., ADR ...............................       Finland         175,000      3,556,000
  QUALCOMM Inc. ..................................    United States      200,000      7,558,000
                                                                                   ------------
                                                                                     27,475,050
                                                                                   ------------
  WIRELESS COMMUNICATIONS 3.1%
  America Movil SA de CV, L, ADR .................        Mexico         200,000      9,044,000
  China Mobile (Hong Kong) Ltd., ADR .............        China           80,000      3,457,600
a NII Holdings Inc. ..............................    United States      120,000      7,732,800
                                                                                   ------------
                                                                                     20,234,400
                                                                                   ------------
  TOTAL COMMON STOCKS (COST $355,182,126) ........                                  649,420,621
                                                                                   ------------


                                         Quarterly Statements of Investments | 5

Franklin Custodian Funds, Inc.

----------------------------------------------------------------------------------------------------------------------
   FRANKLIN DYNATECH FUND                                                      COUNTRY        SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENT (COST $2,329,949) 0.4%
   MONEY MARKET FUND 0.4%
 b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97% .   United States   2,329,949   $   2,329,949
                                                                                                        --------------
   TOTAL INVESTMENTS (COST $357,512,075) 100.2% .........................                                 651,750,570
   OTHER ASSETS, LESS LIABILITIES (0.2)% ................................                                  (1,098,156)
                                                                                                        --------------
   NET ASSETS 100.0% ....................................................                               $ 650,652,414
                                                                                                        ==============

See Selected Portfolio Abbreviations on page 26.

a     Non-income producing for the twelve months ended December 31, 2006.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.



6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                      COUNTRY     SHARES/WARRANTS       VALUE
---------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS 99.1%
  COMMERCIAL SERVICES 2.8%
a Dun & Bradstreet Corp. ..........      United States        122,000      $ 10,100,380
  Equifax Inc. ....................      United States        400,000        16,240,000
  Moody's Corp. ...................      United States        488,000        33,701,280
  Robert Half International Inc. ..      United States        300,000        11,136,000
                                                                           ------------
                                                                             71,177,660
                                                                           ------------
  CONSUMER DURABLES 2.2%
  Ford Motor Co. ..................      United States      1,100,000         8,261,000
  General Motors Corp. ............      United States        400,000        12,288,000
  Harley-Davidson Inc. ............      United States        500,000        35,235,000
                                                                           ------------
                                                                             55,784,000
                                                                           ------------
  CONSUMER NON-DURABLES 2.6%
  The Hershey Co. .................      United States        516,400        25,716,720
  Tootsie Roll Industries Inc. ....      United States         23,161           757,365
  VF Corp. ........................      United States        500,000        41,040,000
                                                                           ------------
                                                                             67,514,085
                                                                           ------------
  CONSUMER SERVICES 4.9%
  Carnival Corp. ..................      United States        500,000        24,525,000
  CBS Corp., A ....................      United States        100,000         3,122,000
  CBS Corp., B ....................      United States         50,000         1,559,000
  Clear Channel Communications Inc.      United States        500,000        17,770,000
a Expedia Inc. ....................      United States        300,100         6,296,098
a Live Nation Inc. ................      United States         62,500         1,400,000
  Time Warner Inc. ................      United States      1,350,000        29,403,000
a Viacom Inc., A ..................      United States        100,000         4,101,000
a Viacom Inc., B ..................      United States         50,000         2,051,500
  The Walt Disney Co. .............      United States      1,000,000        34,270,000
                                                                           ------------
                                                                            124,497,598
                                                                           ------------
  DISTRIBUTION SERVICES 3.0%
  Cardinal Health Inc. ............      United States        300,000        19,329,000
  Genuine Parts Co. ...............      United States        375,400        17,805,222
  W.W. Grainger Inc. ..............      United States        550,000        38,467,000
                                                                           ------------
                                                                             75,601,222
                                                                           ------------
  ELECTRONIC TECHNOLOGY 22.7%
a Agilent Technologies Inc. .......      United States        400,000        13,940,000
a Apple Computer Inc. .............      United States      1,000,000        84,840,000
  The Boeing Co. ..................      United States      1,000,000        88,840,000
a Cisco Systems Inc. ..............      United States      1,350,000        36,895,500
a Dell Inc. .......................      United States        500,000        12,545,000
a Dionex Corp. ....................      United States        250,000        14,177,500
a EMC Corp. .......................      United States      1,000,000        13,200,000
a Entegris Inc. ...................      United States        376,307         4,071,642
a Gateway Inc. ....................      United States        300,000           603,000
  General Dynamics Corp. ..........      United States      1,000,000        74,350,000
  Hewlett-Packard Co. .............      United States      1,116,250        45,978,337


                                         Quarterly Statements of Investments | 7

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                           COUNTRY      SHARES/WARRANTS       VALUE
---------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS (CONTINUED)
  ELECTRONIC TECHNOLOGY (CONTINUED)
  Intel Corp. ..........................      United States         800,000      $ 16,200,000
  Lockheed Martin Corp. ................      United States         500,000        46,035,000
a Micrel Inc. ..........................      United States          25,000           269,500
a Mindspeed Technologies Inc. ..........      United States         100,000           191,000
  Northrop Grumman Corp. ...............      United States       1,000,000        67,700,000
  Raytheon Co. .........................      United States         600,000        31,680,000
  Rockwell Collins Inc. ................      United States         100,000         6,329,000
a Sun Microsystems Inc. ................      United States       1,600,000         8,672,000
  Texas Instruments Inc. ...............      United States         515,000        14,832,000
a Verigy Ltd. ..........................        Singapore            48,974           869,289
                                                                                 ------------
                                                                                  582,218,768
                                                                                 ------------
  ENERGY MINERALS 1.5%
  BP PLC, ADR ..........................      United Kingdom        295,200        19,807,920
  Royal Dutch Shell PLC, A, ADR ........      United Kingdom        280,000        19,821,200
                                                                                 ------------
                                                                                   39,629,120
                                                                                 ------------
  FINANCE 0.2%
a ChoicePoint Inc. .....................      United States         160,000         6,300,800
                                                                                 ------------
  HEALTH SERVICES 1.8%
  Caremark Rx Inc. .....................      United States          75,625         4,318,944
  IMS Health Inc. ......................      United States         500,000        13,740,000
a Medco Health Solutions Inc. ..........      United States          48,240         2,577,945
  Quest Diagnostics Inc. ...............      United States         500,000        26,500,000
                                                                                 ------------
                                                                                   47,136,889
                                                                                 ------------
  HEALTH TECHNOLOGY 20.3%
  Abbott Laboratories ..................      United States         400,000        19,484,000
a Advanced Medical Optics Inc. .........      United States          88,888         3,128,857
  Allergan Inc. ........................      United States         400,000        47,896,000
a Amgen Inc. ...........................      United States         932,000        63,664,920
  Baxter International Inc. ............      United States         400,000        18,556,000
a Biogen Idec Inc. .....................      United States         400,000        19,676,000
a Edwards Lifesciences Corp. ...........      United States          50,000         2,352,000
  Eli Lilly and Co. ....................      United States         400,000        20,840,000
a Genentech Inc. .......................      United States       1,000,000        81,130,000
a Hospira Inc. .........................      United States          40,000         1,343,200
  Johnson & Johnson ....................      United States         996,000        65,755,920
  Merck & Co. Inc. .....................      United States         500,000        21,800,000
a Millipore Corp. ......................      United States         400,000        26,640,000
  Pall Corp. ...........................      United States         500,000        17,275,000
  Pfizer Inc. ..........................      United States       2,000,000        51,800,000
a Waters Corp. .........................      United States         500,000        24,485,000
  Wyeth ................................      United States         600,000        30,552,000
a Zimmer Holdings Inc. .................      United States          64,000         5,016,320
                                                                                 ------------
                                                                                  521,395,217
                                                                                 ------------


8 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

----------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                                         COUNTRY     SHARES/WARRANTS       VALUE
----------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND WARRANTS (CONTINUED)
  PROCESS INDUSTRIES 2.0%
  Air Products and Chemicals Inc. ....................      United States        500,000    $   35,140,000
  Sigma-Aldrich Corp. ................................      United States        200,000        15,544,000
                                                                                            --------------
                                                                                                50,684,000
                                                                                            --------------
  PRODUCER MANUFACTURING 18.7%
  3M Co. .............................................      United States        800,000        62,344,000
  American Power Conversion Corp. ....................      United States        400,000        12,236,000
  Avery Dennison Corp. ...............................      United States        462,000        31,383,660
  Emerson Electric Co. ...............................      United States      1,000,000        44,090,000
  Illinois Tool Works Inc. ...........................      United States      1,000,000        46,190,000
  Ingersoll-Rand Co. Ltd., A .........................      United States      1,002,000        39,208,260
  Johnson Controls Inc. ..............................      United States        400,000        34,368,000
  Molex Inc. .........................................      United States        146,483         4,633,257
  Molex Inc., A ......................................      United States        146,483         4,057,579
  Teleflex Inc. ......................................      United States        500,000        32,280,000
  Textron Inc. .......................................      United States        525,000        49,229,250
a Thomas & Betts Corp. ...............................      United States        500,000        23,640,000
  Tyco International Ltd. ............................      United States      1,550,052        47,121,581
  United Technologies Corp. ..........................      United States        800,000        50,016,000
                                                                                            --------------
                                                                                               480,797,587
                                                                                            --------------
  RETAIL TRADE 0.4%
a InterActiveCorp ....................................      United States        300,100        11,151,716
                                                                                            --------------
  TECHNOLOGY SERVICES 8.9%
  Automatic Data Processing Inc. .....................      United States        800,000        39,400,000
a Computer Sciences Corp. ............................      United States      1,000,000        53,370,000
a Google Inc., A .....................................      United States          4,000         1,841,920
  International Business Machines Corp. ..............      United States        560,000        54,404,000
  Microsoft Corp. ....................................      United States      1,000,000        29,860,000
a Oracle Corp. .......................................      United States        500,000         8,570,000
a Yahoo! Inc. ........................................      United States      1,600,000        40,864,000
                                                                                            --------------
                                                                                               228,309,920
                                                                                            --------------
  TRANSPORTATION 7.1%
  Air France-KLM, ADR ................................         France            550,000        23,023,000
a Air France-KLM, ADR, wts., 11/05/07 ................         France            500,000         5,315,000
a Alaska Air Group Inc. ..............................      United States        500,000        19,750,000
a AMR Corp. ..........................................      United States      1,080,000        32,648,400
a British Airways PLC, ADR ...........................      United Kingdom       500,000        51,635,000
a Continental Airlines Inc., B .......................      United States        500,000        20,625,000
  Southwest Airlines Co. .............................      United States         65,200           998,864
  Union Pacific Corp. ................................      United States        300,000        27,606,000
                                                                                            --------------
                                                                                               181,601,264
                                                                                            --------------
  TOTAL COMMON STOCKS AND WARRANTS (COST $903,852,155)                                       2,543,799,846
                                                                                            --------------


                                         Quarterly Statements of Investments | 9

Franklin Custodian Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH FUND                                                           COUNTRY     SHARES/WARRANTS      VALUE
-----------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $23,443,809) 0.9%
  MONEY MARKET FUND 0.9%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97% .      United States     23,443,809    $   23,443,809
                                                                                                              ---------------
  TOTAL INVESTMENTS (COST $927,295,964) 100.0% .........................                                       2,567,243,655
  OTHER ASSETS, LESS LIABILITIES 0.0% c ................................                                          (1,017,410)
                                                                                                              ---------------
  NET ASSETS 100.0% ....................................................                                      $2,566,226,245
                                                                                                              ===============

See Selected Portfolio Abbreviations on page 26.

a     Non-income producing for the twelve months ended December 31, 2006.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

c     Rounds to less than 0.1% of net assets.


10 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------
  FRANKLIN INCOME FUND                            COUNTRY         SHARES         VALUE
-------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 93.0%
  COMMON STOCKS 38.6%
  COMMUNICATIONS 3.2%
  AT&T Inc. ................................   United States    22,000,000   $  786,500,000
  BellSouth Corp. ..........................   United States    10,000,000      471,100,000
  Verizon Communications Inc. ..............   United States    11,000,000      409,640,000
                                                                             --------------
                                                                              1,667,240,000
                                                                             --------------
  ELECTRIC UTILITIES 18.1%
  Alliant Energy Corp. .....................   United States     3,000,000      113,310,000
a Ameren Corp. .............................   United States    11,846,700      636,523,191
  American Electric Power Co. Inc. .........   United States     8,633,800      367,627,204
  CenterPoint Energy Inc. ..................   United States     6,000,000       99,480,000
  Consolidated Edison Inc. .................   United States     4,632,100      222,665,047
  Constellation Energy Group ...............   United States     3,000,000      206,610,000
  Dominion Resources Inc. ..................   United States    10,000,000      838,400,000
  DTE Energy Co. ...........................   United States     5,270,400      255,140,064
  Duke Energy Corp. ........................   United States    20,884,000      693,557,640
  Edison International .....................   United States     3,073,500      139,782,780
  Energy East Corp. ........................   United States     4,530,000      112,344,000
  Entergy Corp. ............................   United States     4,500,000      415,440,000
  Exelon Corp. .............................   United States       300,000       18,567,000
  FirstEnergy Corp. ........................   United States    14,000,000      844,200,000
  FPL Group Inc. ...........................   United States     7,500,000      408,150,000
  Hawaiian Electric Industries Inc. ........   United States     1,720,000       46,698,000
  Pepco Holdings Inc. ......................   United States     1,245,400       32,392,854
  PG&E Corp. ...............................   United States    12,492,800      591,284,224
a Pinnacle West Capital Corp. ..............   United States     5,500,000      278,795,000
  PPL Corp. ................................   United States     4,000,000      143,360,000
  Progress Energy Inc. .....................   United States     9,000,000      441,720,000
a Public Service Enterprise Group Inc. .....   United States    17,679,600    1,173,571,848
a Puget Energy Inc. ........................   United States     7,500,000      190,200,000
  The Southern Co. .........................   United States    19,125,000      704,947,500
  TECO Energy Inc. .........................   United States     9,500,000      163,685,000
  TXU Corp. ................................   United States     6,250,000      338,812,500
                                                                             --------------
                                                                              9,477,263,852
                                                                             --------------
  ELECTRONIC TECHNOLOGY 0.1%
  Intel Corp. ..............................   United States     3,000,000       60,750,000
                                                                             --------------
  ENERGY MINERALS 3.5%
  BP PLC, ADR ..............................   United Kingdom    3,750,000      251,625,000
a Canadian Oil Sands Trust .................       Canada       25,770,600      721,200,829
  Chevron Corp. ............................   United States     7,500,000      551,475,000
  Royal Dutch Shell PLC, A, ADR ............   United Kingdom    4,000,000      283,160,000
                                                                             --------------
                                                                              1,807,460,829
                                                                             --------------
  FINANCE 4.0%
  Bank of America Corp. ....................   United States    15,000,000      800,850,000
  Citigroup Inc. ...........................   United States     3,000,000      167,100,000
  Fifth Third Bancorp ......................   United States     7,750,000      317,207,500


                                        Quarterly Statements of Investments | 11

Franklin Custodian Funds, Inc.

----------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME FUND                                                      COUNTRY         SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  FINANCE (CONTINUED)
  JPMorgan Chase & Co. ...............................................   United States     8,000,000   $   386,400,000
  Wachovia Corp. .....................................................   United States     3,750,000       213,562,500
  Washington Mutual Inc. .............................................   United States     4,608,600       209,645,214
                                                                                                       ---------------
                                                                                                         2,094,765,214
                                                                                                       ---------------
  GAS DISTRIBUTORS 1.3%
  AGL Resources Inc. .................................................   United States       600,000        23,346,000
  Atmos Energy Corp. .................................................   United States     4,000,000       127,640,000
  NiSource Inc. ......................................................   United States     5,000,000       120,500,000
  ONEOK Inc. .........................................................   United States     1,765,700        76,136,984
  Sempra Energy ......................................................   United States     5,923,600       331,958,544
                                                                                                       ---------------
                                                                                                           679,581,528
                                                                                                       ---------------
  HEALTH TECHNOLOGY 5.7%
  Bristol-Myers Squibb Co. ...........................................   United States    16,500,000       434,280,000
  Johnson & Johnson ..................................................   United States     6,000,000       396,120,000
  Merck & Co. Inc. ...................................................   United States    20,000,000       872,000,000
  Pfizer Inc. ........................................................   United States    50,000,000     1,295,000,000
                                                                                                       ---------------
                                                                                                         2,997,400,000
                                                                                                       ---------------
  NON-ENERGY MINERALS 0.4%
  AngloGold Ashanti Ltd., ADR ........................................    South Africa     2,250,000       105,952,500
  Barrick Gold Corp. .................................................       Canada        3,000,000        92,100,000
                                                                                                       ---------------
                                                                                                           198,052,500
                                                                                                       ---------------
  PROCESS INDUSTRIES 0.8%
  The Dow Chemical Co. ...............................................   United States     5,897,700       235,554,138
  Lyondell Chemical Co. ..............................................   United States     6,000,000       153,420,000
                                                                                                       ---------------
                                                                                                           388,974,138
                                                                                                       ---------------
  PRODUCER MANUFACTURING 1.5%
  3M Co. .............................................................   United States     6,000,000       467,580,000
  General Electric Co. ...............................................   United States     8,000,000       297,680,000
                                                                                                       ---------------
                                                                                                           765,260,000
                                                                                                       ---------------
  TOTAL COMMON STOCKS (COST $15,402,813,830) .........................                                  20,136,748,061
                                                                                                       ---------------
  CONVERTIBLE PREFERRED STOCKS 7.6%
  ELECTRIC UTILITIES 0.1%
  CMS Energy Trust I, 7.75%, cvt. pfd. ...............................   United States     1,508,000        74,931,465
                                                                                                       ---------------
  ELECTRONIC TECHNOLOGY 2.0%
b The Bear Stearns Cos. Inc. into Broadcom Corp., 10.00%, cvt. pfd.,
    144A .............................................................   United States     3,500,000       110,110,700
c Citigroup Funding Into Texas Instrument Inc., 7.50%, cvt. pfd. .....   United States     5,000,000       145,401,000
b Deutsche Bank AG into Apple Computer Inc., 9.50%, cvt. pfd.,
    144A .............................................................   United States       750,000        53,188,050
  Goldman Sachs Group Inc. into KLAC-Tencor Corp., 8.00%,
    cvt. pfd. ........................................................   United States     2,100,000       104,283,901


12 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------
     FRANKLIN INCOME FUND                                                     COUNTRY         SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONTINUED)
     CONVERTIBLE PREFERRED STOCKS (CONTINUED)
     ELECTRONIC TECHNOLOGY (CONTINUED)
     Lehman Brothers Holdings Inc. into Analog Devices Inc., 10.00%,
       cvt. pfd. .......................................................   United States     6,450,000   $  205,004,220
     Lehman Brothers Holdings Inc. into Cisco Systems Inc., 8.50%,
       cvt. pfd. .......................................................   United States    10,000,000      199,920,500
   b Morgan Stanley into Applied Materials Inc., 7.75%, cvt. pfd., 144A    United States     5,650,000      102,208,500
   b Morgan Stanley into Intel Corp., 7.40%, cvt. pfd., 144A ...........   United States     6,500,000      132,860,003
                                                                                                         --------------
                                                                                                          1,052,976,874
                                                                                                         --------------
     ENERGY MINERALS 1.3%
     Chesapeake Energy Corp., 6.25%, cvt. pfd. .........................   United States       700,000      175,588,700
   b Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A ...................   United States       900,000       92,312,100
   b Deutsche Bank AG into ConocoPhillips, 8.50%, cvt. pfd., 144A ......   United States     2,500,000      173,525,000
 b,c Goldman Sachs Group Inc. into Peabody Energy Corp., 10.00%,
       cvt. pfd., 144A .................................................   United States     5,000,000      196,939,993
    b Morgan Stanley into Devon Energy Corp., 8.00%, cvt. pfd., 144A ...   United States       900,000       57,703,502
                                                                                                         --------------
                                                                                                            696,069,295
                                                                                                         --------------
     FINANCE 0.4%
     E*TRADE Financial Corp., 6.125%, cvt. pfd. ........................   United States     2,500,000       72,975,000
     MetLife Inc., 6.375%, cvt. pfd. ...................................   United States     1,750,000       54,031,250
     Morgan Stanley into Freddie Mac, 8.20%, cvt. pfd. .................   United States     1,510,000      102,249,650
                                                                                                         --------------
                                                                                                            229,255,900
                                                                                                         --------------
     HEALTH TECHNOLOGY 1.1%
     Lehman Brothers Holdings Inc. into Boston Scientific, 7.50%,
       cvt. pfd. .......................................................   United States     4,000,000       71,808,600
   b Morgan Stanley into Eli Lilly and Co., 7.00%, cvt. pfd., 144A .....   United States     1,810,000       94,653,950
     Schering-Plough Corp., 6.00%, cvt. pfd. ...........................   United States     7,450,000      423,830,500
                                                                                                         --------------
                                                                                                            590,293,050
                                                                                                         --------------
     INDUSTRIAL SERVICES 1.0%
     El Paso Corp., 4.99%, cvt. pfd. ...................................   United States       130,000      172,539,437
 b,c Morgan Stanley into GlobalSantaFe Corp., 9.00%, cvt. pfd., 144A ...   United States     3,700,000      216,690,500
   b Wachovia Bank into El Paso Corp., 9.05%, cvt. pfd., 144A ..........   United States     8,200,000      112,176,000
                                                                                                         --------------
                                                                                                            501,405,937
                                                                                                         --------------
     NON-ENERGY MINERALS 0.8%
   b Deutsche Bank AG into Barrick Gold Corp., 8.50%, cvt. pfd., 144A ..   United States     2,550,000       79,118,595
     Lehman Brothers Holdings Inc. into Alcoa Inc., 7.00%, cvt. pfd. ...   United States     4,200,000      128,194,500
 b,c Morgan Stanley into Newmont Mining Corp., 8.50%, cvt. pfd., 144A ..   United States     4,800,000      210,312,000
                                                                                                         --------------
                                                                                                            417,625,095
                                                                                                         --------------
     REAL ESTATE INVESTMENT TRUSTS 0.3%
     Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A ....................   United States     3,000,000       74,970,000
     Lexington Corporate Properties Trust, 6.50%, cvt. pfd. ............   United States     1,200,000       57,120,000
                                                                                                         --------------
                                                                                                            132,090,000
                                                                                                         --------------


                                        Quarterly Statements of Investments | 13

Franklin Custodian Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------------
     FRANKLIN INCOME FUND                                                         COUNTRY         SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONTINUED)
     CONVERTIBLE PREFERRED STOCKS (CONTINUED)
     RETAIL TRADE 0.6%
   b Wachovia Bank into The Home Depot Inc., 7.25%, cvt. pfd., 144A ........   United States       3,800,000   $  142,348,000
     Wachovia Bank into Target Corp., 6.40%, cvt. pfd. .....................   United States       3,000,000      153,990,000
                                                                                                               --------------
                                                                                                                  296,338,000
                                                                                                               --------------
     TOTAL CONVERTIBLE PREFERRED STOCKS (COST $3,727,590,379) ..............                                    3,990,985,616
                                                                                                               --------------


                                                                                                ------------
                                                                                                 PRINCIPAL
                                                                                                  AMOUNT d
                                                                                                ------------
     CORPORATE BONDS 41.2%
     ALTERNATIVE POWER GENERATION 2.6%
 e,f Calpine Canada Energy Finance, senior note, 8.50%, 5/01/08 ............       Canada       $300,000,000      267,000,000
 e,f Calpine Corp.,
        senior note, 7.875%, 4/01/08 .......................................   United States     101,818,000       97,236,190
        senior note, 8.625%, 8/15/10 .......................................   United States     115,000,000       92,575,000
      b senior secured note, 144A, 8.50%, 7/15/10 ..........................   United States     125,000,000      134,062,500
     Dynegy Holdings Inc., senior note,
        6.875%, 4/01/11 ....................................................   United States     310,000,000      311,550,000
        8.75%, 2/15/12 .....................................................   United States     225,500,000      240,157,500
        8.375%, 5/01/16 ....................................................   United States     225,000,000      237,375,000
                                                                                                               --------------
                                                                                                                1,379,956,190
                                                                                                               --------------
     COMMERCIAL SERVICES 1.4%
     Dex Media Inc.,
       senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
         11/15/13 ..........................................................   United States      60,000,000       53,850,000
       zero cpn. to 11/15/08, 9.00% thereafter, 11/15/13 ...................   United States     210,000,000      188,475,000
     JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
       10.67% thereafter, 5/15/13 ..........................................   United States     158,000,000      153,260,000
     JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ............   United States     125,000,000      131,562,500
     R.H. Donnelley Corp.,
        6.875%, 1/15/13 ....................................................   United States      26,300,000       25,346,625
        senior discount note, 6.875%, 1/15/13 ..............................   United States      94,400,000       90,978,000
        senior note, 8.875%, 1/15/16 .......................................   United States      55,000,000       58,025,000
     United Rentals North America Inc., senior sub. note, 7.75%,
       11/15/13 ............................................................   United States      40,000,000       40,350,000
                                                                                                               --------------
                                                                                                                  741,847,125
                                                                                                               --------------
     COMMUNICATIONS 1.9%
   b MetroPCS Wireless Inc., senior note, 144A, 9.25%, 11/01/14 ............   United States     125,000,000      131,250,000
     Qwest Capital Funding Inc.,
        7.00%, 8/03/09 .....................................................   United States     300,000,000      306,750,000
        7.25%, 2/15/11 .....................................................   United States     365,000,000      374,581,250
     Qwest Communications International Inc., senior note,
        7.50%, 2/15/14 .....................................................   United States      40,000,000       41,400,000
        B, 7.50%, 2/15/14 ..................................................   United States     140,000,000      144,900,000
                                                                                                               --------------
                                                                                                                  998,881,250
                                                                                                               --------------


14 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INCOME FUND                                                COUNTRY        PRINCIPAL AMOUNT d        VALUE
--------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   CORPORATE BONDS (CONTINUED)
   CONSUMER DURABLES 6.2%
   Beazer Homes USA Inc., senior note,
      6.875%, 7/15/15 ........................................      United States       $   24,000,000      $   23,640,000
    g 8.125%, 6/15/16 ........................................      United States           85,000,000          90,525,000
   D.R. Horton Inc.,
      5.625%, 1/15/16 ........................................      United States           35,000,000          33,356,120
      6.50%, 4/15/16 .........................................      United States           35,000,000          35,274,190
   Ford Motor Co., 7.45%, 7/16/31 ............................      United States          600,000,000         474,000,000
   Ford Motor Credit Co.,
      7.375%, 10/28/09 .......................................      United States          550,000,000         551,516,900
      7.875%, 6/15/10 ........................................      United States          355,000,000         358,214,880
      7.375%, 2/01/11 ........................................      United States          450,000,000         445,860,000
      7.00%, 10/01/13 ........................................      United States          100,000,000          95,623,500
    b 144A, 9.75%, 9/15/10 ...................................      United States          105,000,000         111,786,465
      senior note, 9.875%, 8/10/11 ...........................      United States           75,000,000          80,288,475
      senior note, 7.25%, 10/25/11 ...........................      United States          120,000,000         117,629,760
   General Motors Corp., senior deb., 8.375%, 7/15/33 ........      United States          510,000,000         474,300,000
   K Hovnanian Enterprises Inc.,
      6.25%, 1/15/16 .........................................      United States           10,000,000           9,500,000
      senior note, 7.50%, 5/15/16 ............................      United States           60,000,000          60,600,000
   KB Home,
      6.375%, 8/15/11 ........................................      United States           30,000,000          29,668,290
      senior note, 5.75%, 2/01/14 ............................      United States           40,000,000          37,010,000
      senior note, 6.25%, 6/15/15 ............................      United States           82,500,000          77,479,132
      senior note, 7.25%, 6/15/18 ............................      United States           70,500,000          69,203,999
   Visant Holding Corp., senior note, 8.75%, 12/01/13 ........      United States           50,000,000          51,750,000
                                                                                                            --------------
                                                                                                             3,227,226,711
                                                                                                            --------------
   CONSUMER NON-DURABLES 0.2%
   Reynolds American Inc., senior secured note, 7.25%, 6/01/13      United States           90,000,000          94,004,640
                                                                                                            --------------
   CONSUMER SERVICES 7.7%
   Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 .      United States          450,000,000         444,375,000
   CCH I Holdings LLC, senior note,
      13.50%, 1/15/14 ........................................      United States          329,000,000         324,887,500
      9.92%, 4/01/14 .........................................      United States          117,380,000         101,973,875
      11.75%, 5/15/14 ........................................      United States          195,000,000         176,962,500
   CCH I LLC, senior secured note, 11.00%, 10/01/15 ..........      United States          750,000,000         773,437,500
   CCH II LLC, senior note, 10.25%, 9/15/10 ..................      United States           80,000,000          84,100,000
   Clear Channel Communications Inc.,
      5.50%, 9/15/14 .........................................      United States          100,000,000          84,482,400
      senior note, 5.75%, 1/15/13 ............................      United States           75,000,000          66,777,150
   CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 ........      United States          200,000,000         204,750,000
   DIRECTV Holdings LLC, senior note, 6.375%, 6/15/15 ........      United States           25,300,000          24,382,875
   EchoStar DBS Corp., senior note, 7.125%, 2/01/16 ..........      United States          360,000,000         361,800,000
   Harrah's Operating Co. Inc., 5.625%, 6/01/15 ..............      United States           10,000,000           8,590,240
 b Hertz Corp.,
      senior note, 144A, 8.875%, 1/01/14 .....................      United States          102,950,000         108,354,875
      senior sub. note, 144A, 10.50%, 1/01/16 ................      United States           25,000,000          27,625,000


                                        Quarterly Statements of Investments | 15

Franklin Custodian Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INCOME FUND                                                      COUNTRY       PRINCIPAL AMOUNT d         VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   CORPORATE BONDS (CONTINUED)
   CONSUMER SERVICES (CONTINUED)
   Host Marriott LP, senior note,
      K, 7.125%, 11/01/13 ..........................................      United States       $   50,000,000      $   51,375,000
      O, 6.375%, 3/15/15 ...........................................      United States          215,000,000         213,118,750
      Q, 6.75%, 6/01/16 ............................................      United States          145,000,000         145,906,250
   Liberty Media Corp., senior note, 5.70%, 5/15/13 ................      United States          148,000,000         140,176,276
   MGM MIRAGE Inc., senior note,
      6.75%, 4/01/13 ...............................................      United States           70,000,000          68,775,000
      6.625%, 7/15/15 ..............................................      United States          110,000,000         105,325,000
      7.625%, 1/15/17 ..............................................      United States          250,000,000         251,875,000
   Viacom Inc., senior note, 6.25%, 4/30/16 ........................      United States          100,000,000          99,480,600
   XM Satellite Radio Inc., senior note, 9.75%, 5/01/14 ............      United States          132,000,000         132,660,000
                                                                                                                  --------------
                                                                                                                   4,001,190,791
                                                                                                                  --------------
   ELECTRIC UTILITIES 2.2%
   Aquila Inc., senior note, 14.875%, 7/01/12 ......................      United States           95,400,000         124,974,000
   NRG Energy Inc., senior note,
      7.25%, 2/01/14 ...............................................      United States           60,000,000          60,600,000
      7.375%, 2/01/16 ..............................................      United States           93,775,000          94,478,312
   Reliant Resources Inc., senior note, 9.25%, 7/15/10 .............      United States           65,000,000          68,575,000
   TXU Corp., senior note,
      P, 5.55%, 11/15/14 ...........................................      United States          350,000,000         334,019,350
      Q, 6.50%, 11/15/24 ...........................................      United States          310,000,000         293,598,210
      R, 6.55%, 11/15/34 ...........................................      United States          200,000,000         188,045,600
                                                                                                                  --------------
                                                                                                                   1,164,290,472
                                                                                                                  --------------
   ELECTRONIC TECHNOLOGY 1.9%
   DRS Technologies Inc., senior note, 6.625%, 2/01/16 .............      United States           55,000,000          55,687,500
   Flextronics International Ltd., senior sub. note, 6.25%, 11/15/14        Singapore            110,000,000         106,700,000
 b Freescale Semiconductor Inc.,
      senior note, 144A, 8.875%, 12/15/14 ..........................      United States          147,800,000         147,984,750
      senior sub. note, 144A, 10.125%, 12/15/16 ....................      United States           58,100,000          58,463,125
   L-3 Communications Corp., senior sub. note,
      5.875%, 1/15/15 ..............................................      United States           31,500,000          30,555,000
      6.375%, 10/15/15 .............................................      United States           75,000,000          74,625,000
   Lucent Technologies Inc., 6.45%, 3/15/29 ........................      United States          180,000,000         166,950,000
 b NXP BV, 144A, 9.50%, 10/15/15 ...................................       Netherlands            50,000,000          51,500,000
   Sanmina-SCI Corp., senior sub. note,
    g 6.75%, 3/01/13 ...............................................      United States          145,000,000         134,125,000
      8.125%, 3/01/16 ..............................................      United States           85,000,000          82,662,500
   Seagate Technology HDD Holdings, senior note,
      6.375%, 10/01/11 .............................................      United States           25,000,000          25,125,000
      6.80%, 10/01/16 ..............................................      United States           40,000,000          40,400,000
                                                                                                                  --------------
                                                                                                                     974,777,875
                                                                                                                  --------------


16 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INCOME FUND                                                    COUNTRY       PRINCIPAL AMOUNT d         VALUE
------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   CORPORATE BONDS (CONTINUED)
   ENERGY MINERALS 2.0%
   Callon Petroleum Co., senior note, 9.75%, 12/08/10 ............      United States       $  105,000,000      $  107,887,500
   Chesapeake Energy Corp., senior note,
      7.625%, 7/15/13 ............................................      United States           75,000,000          79,406,250
      6.50%, 8/15/17 .............................................      United States          115,000,000         112,987,500
      6.25%, 1/15/18 .............................................      United States          150,000,000         145,125,000
      6.875%, 11/15/20 ...........................................      United States          145,000,000         143,187,500
   Mariner Energy Inc., senior note, 7.50%, 4/15/13 ..............      United States           40,000,000          39,000,000
   Massey Energy Co., senior note, 6.875%, 12/15/13 ..............      United States           59,650,000          56,369,250
   Newfield Exploration Co., senior sub. note, 6.625%, 4/15/16 ...      United States          110,000,000         110,000,000
   Peabody Energy Corp., senior note, 7.375%, 11/01/16 ...........      United States           57,225,000          61,230,750
   Pioneer Natural Resources Co., 6.875%, 5/01/18 ................      United States           87,500,000          85,040,900
   Pogo Producing Co., senior sub. note, 7.875%, 5/01/13 .........      United States           78,175,000          79,738,500
                                                                                                                --------------
                                                                                                                 1,019,973,150
                                                                                                                --------------
   FINANCE 4.2%
   E*TRADE Financial Corp., senior note,
      7.375%, 9/15/13 ............................................      United States          230,000,000         240,350,000
      7.875%, 12/01/15 ...........................................      United States           25,000,000          26,687,500
   General Motors Acceptance Corp.,
      5.625%, 5/15/09 ............................................      United States          125,000,000         124,080,750
      7.75%, 1/19/10 .............................................      United States          420,000,000         439,895,820
      6.875%, 9/15/11 ............................................      United States          800,000,000         821,375,200
      6.875%, 8/28/12 ............................................      United States          300,400,000         308,816,307
      6.75%, 12/01/14 ............................................      United States          125,000,000         128,587,375
 b Hexion U.S. Finance Corp., senior note, 144A, 9.75%, 11/15/14 .      United States           90,000,000          91,687,500
                                                                                                                --------------
                                                                                                                 2,181,480,452
                                                                                                                --------------
   HEALTH SERVICES 3.4%
   DaVita Inc.,
      senior note, 6.625%, 3/15/13 ...............................      United States           30,000,000          30,225,000
      senior sub. note, 7.25%, 3/15/15 ...........................      United States           49,400,000          50,635,000
   HCA Inc.,
      6.375%, 1/15/15 ............................................      United States          125,000,000         106,250,000
      senior note, 6.95%, 5/01/12 ................................      United States           50,000,000          47,500,000
      senior note, 6.50%, 2/15/16 ................................      United States          150,000,000         127,125,000
    b senior secured note, 144A, 9.25%, 11/15/16 .................      United States          107,000,000         114,891,250
   Tenet Healthcare Corp., senior note,
      6.375%, 12/01/11 ...........................................      United States          520,000,000         478,400,000
      6.50%, 6/01/12 .............................................      United States          250,000,000         227,500,000
      7.375%, 2/01/13 ............................................      United States          350,000,000         323,312,500
    h FRN, 9.25%, 2/01/15 ........................................      United States          250,000,000         251,250,000
                                                                                                                --------------
                                                                                                                 1,757,088,750
                                                                                                                --------------


                                        Quarterly Statements of Investments | 17

Franklin Custodian Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INCOME FUND                                                      COUNTRY       PRINCIPAL AMOUNT d         VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   CORPORATE BONDS (CONTINUED)
   INDUSTRIAL SERVICES 4.2%
   Allied Waste North America Inc.,
      senior note, 7.25%, 3/15/15 ..................................      United States       $  130,000,000      $  130,812,500
    g senior note, B, 7.375%, 4/15/14 ..............................      United States          190,000,000         190,000,000
      senior note, B, 7.125%, 5/15/16 ..............................      United States          170,000,000         169,150,000
      senior secured note, 6.50%, 11/15/10 .........................      United States          120,000,000         120,900,000
      senior secured note, 6.375%, 4/15/11 .........................      United States           44,000,000          43,670,000
      senior secured note, 6.125%, 2/15/14 .........................      United States          207,000,000         197,685,000
   Browning-Ferris Industries Inc., 7.40%, 9/15/35 .................      United States           70,000,000          65,800,000
   El Paso Corp., senior note,
      6.75%, 5/15/09 ...............................................      United States          245,000,000         251,431,250
    h FRN, 6.14%, 8/16/07 ..........................................      United States           70,000,000          71,050,000
      MTN, 7.75%, 1/15/32 ..........................................      United States          280,000,000         308,000,000
   El Paso Production Holding Co., 7.75%, 6/01/13 ..................      United States           87,500,000          91,984,375
 b Sabine Pass LNG LP, senior note, 144A,
      7.25%, 11/30/13 ..............................................      United States           92,000,000          91,655,000
      7.50%, 11/30/16 ..............................................      United States          350,000,000         349,562,500
   Sesi LLC, senior note, 6.875%, 6/01/14 ..........................      United States          110,000,000         110,000,000
   Sonat Inc., senior note, 7.625%, 7/15/11 ........................      United States           35,000,000          37,275,000
                                                                                                                  --------------
                                                                                                                   2,228,975,625
                                                                                                                  --------------
   NON-ENERGY MINERALS 0.3%
 b Novelis Inc., senior note, 144A, 7.25%, 2/15/15 .................          Canada             190,000,000         184,775,000
                                                                                                                  --------------
   PROCESS INDUSTRIES 1.7%
   Abitibi-Consolidated Co. of Canada, senior note, 8.375%, 4/01/15           Canada             100,600,000          87,522,000
   Chemtura Corp., senior note, 6.875%, 6/01/16 ....................      United States           24,000,000          23,220,000
   Jefferson Smurfit Corp., senior note, 8.25%, 10/01/12 ...........      United States          200,000,000         196,000,000
   Lyondell Chemical Co., senior note,
      8.00%, 9/15/14 ...............................................      United States           70,000,000          72,975,000
      8.25%, 9/15/16 ...............................................      United States           33,100,000          34,920,500
   Nalco Co., senior sub. note, 8.875%, 11/15/13 ...................      United States           20,000,000          21,275,000
   Nalco Finance Holdings, senior note, zero cpn. to 8/01/09,
     9.00% thereafter, 2/01/14 .....................................      United States          380,000,000         309,700,000
   Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14      United States           50,000,000          48,750,000
   Stone Container Corp., senior note, 9.75%, 2/01/11 ..............      United States           68,743,000          71,234,934
                                                                                                                  --------------
                                                                                                                     865,597,434
                                                                                                                  --------------
   PRODUCER MANUFACTURING 0.8%
   Case New Holland Inc., senior note,
      6.00%, 6/01/09 ...............................................      United States          225,000,000         225,000,000
      7.125%, 3/01/14 ..............................................      United States           81,900,000          83,538,000
 b Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ................      United Kingdom          11,456,000          12,343,840
 b RBS Global & Rexnord Corp.,
      senior note, 144A, 9.50%, 8/01/14 ............................      United States           40,000,000          41,800,000
      senior sub. note, 144A, 11.75%, 8/01/16 ......................      United States           63,000,000          66,150,000
                                                                                                                  --------------
                                                                                                                     428,831,840
                                                                                                                  --------------
   REAL ESTATE INVESTMENT TRUST 0.2%
 b Host Hotels & Resorts LP, senior note, 144A, 6.875%, 11/01/14 ...      United States           87,600,000          89,133,000
                                                                                                                  --------------


18 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME FUND                                                         COUNTRY       PRINCIPAL AMOUNT d        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    TECHNOLOGY SERVICES 0.3%
    SunGard Data Systems Inc.,
       senior note, 9.125%, 8/15/13 ....................................      United States       $   59,300,000      $   62,561,500
       senior sub note, 10.25%, 8/15/15 ................................      United States          100,000,000         107,250,000
                                                                                                                      --------------
                                                                                                                         169,811,500
                                                                                                                      --------------
    TOTAL CORPORATE BONDS (COST $20,567,791,249) .......................                                              21,507,841,805
                                                                                                                      --------------
    CONVERTIBLE BONDS 2.4%
    ALTERNATIVE POWER GENERATION 0.7%
e,f Calpine Corp., cvt.,
       senior note, zero cpn. to 6/30/09, 6.00% thereafter, 9/30/14 ....      United States          137,000,000          95,215,000
       sub. note, 7.75%, 6/01/15 .......................................      United States          406,500,000         282,517,500
                                                                                                                      --------------
                                                                                                                         377,732,500
                                                                                                                      --------------
    ELECTRONIC TECHNOLOGY 1.4%
    Conexant Systems Inc., cvt., sub. note, 4.00%, 2/01/07 .............      United States          240,000,000         240,300,000
    Nortel Networks Corp., cvt., senior note, 4.25%, 9/01/08 ...........          Canada             512,500,000         496,499,237
                                                                                                                      --------------
                                                                                                                         736,799,237
                                                                                                                      --------------
    HEALTH TECHNOLOGY 0.1%
  b Enzon Pharmaceuticals Inc., cvt., 144A, 4.00% 6/01/13 ..............      United States           40,000,000          43,950,000
                                                                                                                      --------------
    INDUSTRIAL SERVICES 0.2%
    Hanover Compressor Co., cvt., senior note, 4.75%, 3/15/08 ..........      United States          103,000,000         101,326,250
                                                                                                                      --------------
    TOTAL CONVERTIBLE BONDS (COST $1,346,095,981) ......................                                               1,259,807,987
                                                                                                                      --------------
    MORTGAGE-BACKED SECURITIES 3.2%
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 2.0%
    FHLMC Gold 30 Year,
       5.00%, 5/01/33 - 8/01/34 ........................................      United States          463,259,614         447,759,043
       5.50%, 8/01/35 - 11/01/35 .......................................      United States          321,470,122         318,084,603
       6.00%, 8/01/35 - 6/01/36 ........................................      United States          287,226,317         289,443,284
                                                                                                                      --------------
                                                                                                                       1,055,286,930
                                                                                                                      --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 0.5%
    FNMA 30 Year, 5.50%, 2/01/35 - 1/01/36 .............................      United States          277,136,531         274,057,806
                                                                                                                      --------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.7%
    GNMA I SF 30 Year, 5.00%, 4/15/33 - 6/15/34 ........................      United States          371,462,315         361,695,862
                                                                                                                      --------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $1,697,380,582) .............                                               1,691,040,598
                                                                                                                      --------------
    TOTAL LONG TERM INVESTMENTS (COST $42,741,672,021) .................                                              48,586,424,067
                                                                                                                      --------------

                                                                                                    -----------
                                                                                                       SHARES
                                                                                                    -----------
    SHORT TERM INVESTMENTS 6.3%
    MONEY MARKET FUND (COST $183,245,588) 0.3%
  i Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97%      United States          183,245,588         183,245,588
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 19

Franklin Custodian Funds, Inc.

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME FUND                                                            COUNTRY      PRINCIPAL AMOUNT d       VALUE
----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  REPURCHASE AGREEMENTS 5.9%
j Joint Repurchase Agreement, 5.137%, 1/02/07 ............................      United States     $3,062,275,188    $3,062,275,188
   (Maturity Value $3,064,023,067)
     ABN AMRO Bank, N.V., New York Branch
      (Maturity Value $294,146,214)
     Banc of America Securities LLC (Maturity Value $294,146,214)
     Barclays Capital Inc. (Maturity Value $136,839,270)
     Bear, Stearns & Co. Inc. (Maturity Value $136,839,270)
     BNP Paribas Securities Corp. (Maturity Value $294,146,214)
     Deutsche Bank Securities Inc. (Maturity Value $68,450,275)
     Dresdner Kleinwort Wasserstein Securities LLC
      (Maturity Value $68,450,275)
     Goldman, Sachs & Co. (Maturity Value $294,146,214)
     Greenwich Capital Markets Inc. (Maturity Value $294,146,214)
     Lehman Brothers Inc. (Maturity Value $300,274,265)
     Merrill Lynch Government Securities Inc.
      (Maturity Value $294,146,214)
     Morgan Stanley & Co. Inc. (Maturity Value $294,146,214)
     UBS Securities LLC (Maturity Value $294,146,214)
      Collateralized by U.S. Government Agency Securities,
       2.75% - 7.625%, 2/23/07 - 12/09/11; k U.S. Government Agency
         Discount Notes, 1/12/07 - 2/08/07; k U.S. Treasury Bills, 1/25/07;
         and U.S. Treasury Notes, 3.625% - 6.125%, 5/15/07 - 5/31/11
l INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
    SECURITIES 0.1%
m REPURCHASE AGREEMENTS 0.1%
  Banc of America Securities LLC, 5.33%, 1/02/07
   (Maturity Value $9,955,893)
     Collateralized by U.S. Government Agency Securities, 5.00%,
      5/01/35 - 7/01/35 ..................................................      United States          9,950,000         9,950,000
  Barclays Capital Inc., 5.33%, 1/02/07 (Maturity Value $10,005,922)
   Collateralized by U.S. Government Agency Securities,
     3.308% - 7.063%, 5/01/17 - 6/01/39 ..................................      United States         10,000,000        10,000,000
  Citigroup Global Markets Inc., 5.30%, 1/02/07
   (Maturity Value $7,546,441)
     Collateralized by U.S. Government Agency Securities, 4.23% - 7.25%,
      4/16/10 - 5/15/30 ..................................................      United States          7,542,000         7,542,000
  Lehman Brothers Inc., 5.27%, 1/02/07 (Maturity Value $3,947,310)
   Collateralized by U.S. Government Agency Securities, 3.43% - 5.75%,
     1/26/09 - 7/21/25 ...................................................      United States          3,945,000         3,945,000
  Merrill Lynch Government Securities Inc., 5.27%, 1/02/07
   (Maturity Value $7,194,210)
     Collateralized by U.S. Government Agency Securities, 2.39% - 6.80%,
      1/18/07 - 4/18/36; k U.S. Government Agency Discount Notes,
       1/16/07 - 6/09/33 .................................................      United States          7,190,000         7,190,000


20 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME FUND                                                         COUNTRY       PRINCIPAL AMOUNT d        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
l INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
    SECURITIES (CONTINUED)
m REPURCHASE AGREEMENTS (CONTINUED)
  Morgan Stanley & Co. Inc., 5.35%, 1/02/07 (Maturity Value $8,299,931)
   Collateralized by U.S. Government Agency Securities,
     4.875% - 6.125%, 8/27/07 - 8/17/26 ...............................     United States     $       8,295,000   $       8,295,000
                                                                                                                  -----------------
  TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
   SECURITIES (COST $46,922,000) ......................................                                                  46,922,000
                                                                                                                  -----------------
  TOTAL REPURCHASE AGREEMENTS (COST $3,109,197,188) ...................                                               3,109,197,188
                                                                                                                  -----------------
  TOTAL INVESTMENTS (COST $46,034,114,797) 99.3% ......................                                              51,878,866,843
  OTHER ASSETS, LESS LIABILITIES 0.7% .................................                                                 366,312,051
                                                                                                                  -----------------
  NET ASSETS 100.0% ...................................................                                           $  52,245,178,894
                                                                                                                  =================

See Selected Portfolio Abbreviations on page 26.

a     See Note 2 regarding holdings of 5% voting securities.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At December 31, 2006, the value of these securities was $3,631,121,698, representing 6.95% of net assets.

c     Non-income producing for the twelve months ended December 31, 2006.

d     The principal amount is stated in U.S. dollars unless otherwise indicated.

e See Note 3 regarding other considerations - credit committee participation.

f     Defaulted security.

g     A portion or all of the security is on loan as of December 31, 2006.

h     The coupon rate shown represents the rate at period end.

i The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

j Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2006, all repurchase agreements had been entered into on December 29, 2006.

k     The security is traded on a discount basis with no stated coupon rate.

l     Collateral for loaned securities.

m At December 31, 2006, all repurchase agreements had been entered into on December 29, 2006.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 21

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT SECURITIES FUND                             PRINCIPAL AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES 97.5%
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 97.5%
  GNMA GP 15 Year, 10.00%, 11/15/09 - 12/15/09 ...................      $       32,407      $       34,071
  GNMA GP 15 Year, 11.00%, 9/15/10 - 12/15/10 ....................              15,002              16,067
  GNMA GP 15 Year, 11.25%, 12/15/15 ..............................              12,602              13,970
  GNMA GP 15 Year, 12.00%, 3/15/11 - 12/15/12 ....................              20,803              22,896
  GNMA GP 30 Year, 8.25%, 3/15/17 - 10/15/17 .....................             177,338             188,148
  GNMA GP 30 Year, 9.25%, 5/15/16 - 12/15/16 .....................             406,128             436,594
  GNMA GP 30 Year, 10.00%, 11/15/09 - 4/15/10 ....................             246,660             259,634
  GNMA GP 30 Year, 10.25%, 5/15/20 ...............................              10,929              12,105
  GNMA GP 30 Year, 11.00%, 12/15/09 - 11/15/10 ...................             527,857             565,264
  GNMA GP 30 Year, 11.25%, 7/15/13 - 1/15/16 .....................             279,224             308,059
  GNMA GP 30 Year, 11.50%, 2/15/13 - 5/15/13 .....................              43,254              47,609
  GNMA GP 30 Year, 11.75%, 7/15/13 - 8/15/13 .....................              40,045              44,556
  GNMA GP 30 Year, 12.50%, 4/15/10 - 7/15/10 .....................              45,371              49,547
  GNMA GP 30 Year, 12.75%, 5/15/14 ...............................               5,843               6,478
  GNMA I SF 15Year, 6.50%, 5/15/18 - 11/15/28 ....................           3,450,682           3,537,551
  GNMA I SF 30Year, 5.00%, 2/15/33 - 11/15/36 ....................         722,642,315         703,648,768
  GNMA I SF 30Year, 5.50%, 5/15/28 - 11/15/36 ....................       1,293,192,685       1,288,662,359
a GNMA I SF 30Year, 6.00%, 10/15/23 - 10/15/36 ...................         791,131,582         803,218,240
  GNMA I SF 30Year, 6.50%, 5/15/23 - 9/15/36 .....................         426,239,450         438,168,809
  GNMA I SF 30Year, 6.75%, 3/15/26 - 4/15/26 .....................              72,735              74,700
  GNMA I SF 30Year, 7.00%, 10/15/09 - 9/15/32 ....................         248,129,042         256,396,758
  GNMA I SF 30Year, 7.25%, 11/15/25 - 1/15/26 ....................             765,176             794,474
  GNMA I SF 30Year, 7.50%, 7/15/16 - 8/15/32 .....................          67,816,665          70,721,407
  GNMA I SF 30Year, 7.70%, 1/15/21 - 1/15/22 .....................             605,366             636,631
  GNMA I SF 30Year, 8.00%, 10/15/07 - 9/15/30 ....................          52,611,620          55,669,385
  GNMA I SF 30Year, 8.25%, 3/15/27 - 11/15/27 ....................             146,261             156,128
  GNMA I SF 30Year, 8.50%, 12/15/09 - 6/15/25 ....................          11,553,923          12,419,852
  GNMA I SF 30Year, 9.00%, 11/15/08 - 7/15/23 ....................          14,584,267          15,672,420
  GNMA I SF 30Year, 9.50%, 5/15/09 - 1/15/23 .....................           9,071,911           9,854,082
  GNMA I SF 30Year, 10.00%, 4/15/12 - 3/15/25 ....................          11,387,797          12,642,658
  GNMA I SF 30Year, 10.50%, 12/15/09 - 10/15/21 ..................           8,496,312           9,462,524
  GNMA I SF 30Year, 11.00%, 11/15/09 - 5/15/21 ...................           7,845,920           8,621,974
  GNMA I SF 30Year, 11.50%, 3/15/13 - 2/15/16 ....................           1,907,063           2,117,170
  GNMA I SF 30Year, 12.00%, 5/15/11 - 1/15/18 ....................           9,113,429          10,236,394
  GNMA I SF 30Year, 12.50%, 4/15/10 - 8/15/18 ....................           8,244,092           9,142,138
  GNMA I SF 30Year, 13.00%, 7/15/10 - 1/15/16 ....................           8,959,515          10,011,397
  GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17 ...................              69,247              73,523
  GNMA II GP 30 Year, 11.50%, 8/20/13 ............................              16,502              18,100
  GNMA II SF 30 Year, 4.50%, 5/20/33 - 10/20/34 ..................          45,833,231          42,996,556
  GNMA II SF 30 Year, 5.00%, 7/20/33 - 3/20/36 ...................         356,801,649         345,907,591
  GNMA II SF 30 Year, 5.00%, 9/20/33 .............................         308,259,920         299,043,484
  GNMA II SF 30 Year, 5.50%, 6/20/34 .............................          82,292,349          81,767,803
  GNMA II SF 30 Year, 5.50%, 6/20/34 - 6/20/36 ...................         363,174,054         360,730,753
  GNMA II SF 30 Year, 5.50%, 1/20/35 .............................         101,408,418         100,723,439
  GNMA II SF 30 Year, 5.50%, 2/20/35 .............................         126,787,443         125,931,037
  GNMA II SF 30 Year, 5.50%, 2/20/35 .............................         250,302,592         248,707,118
  GNMA II SF 30 Year, 5.50%, 6/20/35 .............................          73,691,555          73,193,794



22 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                                 PRINCIPAL AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES (CONTINUED)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONTINUED)
  GNMA II SF 30 Year, 5.50%, 4/20/36 .................................................      $    69,098,498      $    68,615,189
  GNMA II SF 30 Year, 6.00%, 10/20/23 - 7/20/36 ......................................          483,075,365          488,845,947
  GNMA II SF 30 Year, 6.00%, 9/20/34 .................................................           80,812,318           81,819,029
  GNMA II SF 30 Year, 6.00%, 11/20/35 ................................................           73,547,106           74,418,987
  GNMA II SF 30 Year, 6.50%, 6/20/24 - 7/20/35 .......................................          100,021,152          102,448,321
  GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33 .......................................           65,657,653           67,610,413
  GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32 ......................................            9,011,670            9,375,656
  GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30 .......................................            4,499,045            4,744,935
  GNMA II SF 30 Year, 8.50%, 4/20/16 - 6/20/25 .......................................            2,242,063            2,399,718
  GNMA II SF 30 Year, 9.00%, 7/20/16 - 11/20/21 ......................................              619,626              664,353
  GNMA II SF 30 Year, 9.50%, 3/20/18 - 4/20/25 .......................................              411,218              448,835
  GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21 ......................................              835,677              924,551
  GNMA II SF 30 Year, 10.50%, 9/20/13 - 3/20/21 ......................................            2,439,595            2,705,113
  GNMA II SF 30 Year, 11.00%, 8/20/13 - 1/20/21 ......................................              355,562              394,380
  GNMA II SF 30 Year, 11.50%, 9/20/13 - 2/20/18 ......................................              203,190              226,485
  GNMA II SF 30 Year, 12.00%, 9/20/13 - 2/20/16 ......................................              426,601              476,716
  GNMA II SF 30 Year, 12.50%, 10/20/13 - 11/20/15 ....................................              305,837              339,831
  GNMA II SF 30 Year, 13.00%, 10/20/13 - 9/20/15 .....................................              286,404              320,057
                                                                                                                 ----------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $6,367,596,212) .............................                             6,309,742,531
                                                                                                                 ----------------

                                                                                            ----------------
                                                                                                 SHARES
                                                                                            ----------------
  SHORT TERM INVESTMENTS 2.9%
  MONEY MARKET FUND (COST $183,154,986) 2.8%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97% ...............          183,154,986          183,154,986


                                                                                            ----------------
                                                                                            PRINCIPAL AMOUNT
                                                                                            ----------------
  REPURCHASE AGREEMENT (COST $4,985,000) 0.1%
c Barclays De Zoete Wedd Securities Inc., 4.80%, 1/02/07 (Maturity Value $4,987,659)
    Collateralized by U.S. Treasury Note, 3.875%, 7/15/10 ............................      $     4,985,000            4,985,000
                                                                                                                 ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $188,139,986) ...................................                               188,139,986
                                                                                                                 ----------------
  TOTAL INVESTMENTS (COST $6,555,736,198) 100.4% .....................................                             6,497,882,517
  OTHER ASSETS, LESS LIABILITIES (0.4)% ..............................................                               (23,341,344)
                                                                                                                 ----------------
  NET ASSETS 100.0% ..................................................................                           $ 6,474,541,173
                                                                                                                 ================

See Selected Portfolio Abbreviations on page 26.

a     Security purchased on a to-be-announced basis.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

c At December 31, 2006, all repurchase agreements had been entered into on December 29, 2006.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 23

Franklin Custodian Funds, Inc.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------
  FRANKLIN UTILITIES FUND                             COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.6%
  COMMON STOCKS 94.2%
  DIVERSIFIED TELECOMMUNICATION SERVICES 3.4%
  AT&T Inc. .................................      United States       1,400,000      $   50,050,000
  Verizon Communications Inc. ...............      United States       1,200,000          44,688,000
                                                                                      --------------
                                                                                          94,738,000
                                                                                      --------------
  ELECTRIC UTILITIES 82.3%
  Alliant Energy Corp. ......................      United States       1,300,000          49,101,000
  Ameren Corp. ..............................      United States       1,429,441          76,803,865
  American Electric Power Co. Inc. ..........      United States       1,200,000          51,096,000
  California Water Service Group ............      United States         400,000          16,160,000
  CenterPoint Energy Inc. ...................      United States       1,500,000          24,870,000
  Cleco Corp. ...............................      United States       1,000,000          25,230,000
  Consolidated Edison Inc. ..................      United States         700,000          33,649,000
  Constellation Energy Group ................      United States         600,000          41,322,000
  Dominion Resources Inc. ...................      United States       1,600,000         134,144,000
  DTE Energy Co. ............................      United States         400,000          19,364,000
  Duke Energy Corp. .........................      United States       4,391,400         145,838,394
  Edison International ......................      United States       2,200,000         100,056,000
  Energy East Corp. .........................      United States         800,000          19,840,000
  Entergy Corp. .............................      United States       1,750,000         161,560,000
  Exelon Corp. ..............................      United States       2,200,000         136,158,000
  FirstEnergy Corp. .........................      United States       2,000,000         120,600,000
  FPL Group Inc. ............................      United States       2,100,000         114,282,000
  Hawaiian Electric Industries Inc. .........      United States         500,000          13,575,000
  ITC Holdings Corp. ........................      United States         551,800          22,016,820
  National Grid PLC .........................      United Kingdom      4,987,755          72,037,297
  Northeast Utilities .......................      United States       1,800,000          50,688,000
  Pepco Holdings Inc. .......................      United States       1,500,000          39,015,000
  PG&E Corp. ................................      United States       1,900,000          89,927,000
  Pinnacle West Capital Corp. ...............      United States         500,000          25,345,000
  PPL Corp. .................................      United States       2,400,000          86,016,000
  Progress Energy Inc. ......................      United States       1,500,000          73,620,000
  Public Service Enterprise Group Inc. ......      United States       1,400,000          92,932,000
  Puget Energy Inc. .........................      United States       1,725,000          43,746,000
  SCANA Corp. ...............................      United States         870,000          35,339,400
a Sierra Pacific Resources ..................      United States       3,321,800          55,905,894
  The Southern Co. ..........................      United States       2,500,000          92,150,000
  TXU Corp. .................................      United States         900,000          48,789,000
  United Utilities PLC ......................      United Kingdom      3,000,000          45,825,385
  Westar Energy Inc. ........................      United States         800,000          20,768,000
  Wisconsin Energy Corp. ....................      United States       1,000,000          47,460,000
  Xcel Energy Inc. ..........................      United States       2,000,000          46,120,000
                                                                                      --------------
                                                                                       2,271,350,055
                                                                                      --------------
  GAS DISTRIBUTORS 6.7%
  AGL Resources Inc. ........................      United States       1,300,000          50,583,000
  Atmos Energy Corp. ........................      United States         600,000          19,146,000
  Gaz de France .............................          France            544,033          25,027,553
  NiSource Inc. .............................      United States         500,000          12,050,000


24 | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

---------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN UTILITIES FUND                                                        COUNTRY             SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  GAS DISTRIBUTORS (CONTINUED)
  Sempra Energy ........................................................      United States         1,000,000      $   56,040,000
  Vectren Corp. ........................................................      United States           800,000          22,624,000
                                                                                                                   --------------
                                                                                                                      185,470,553
                                                                                                                   --------------
  OIL, GAS & CONSUMABLE FUELS 1.8%
  Kinder Morgan Inc. ...................................................      United States           200,000          21,150,000
  The Williams Cos. Inc. ...............................................      United States         1,100,000          28,732,000
                                                                                                                   --------------
                                                                                                                       49,882,000
                                                                                                                   --------------
  TOTAL COMMON STOCKS (COST $1,620,192,953) ............................                                            2,601,440,608
                                                                                                                   --------------
  CONVERTIBLE PREFERRED STOCKS 1.2%
  ELECTRIC UTILITIES 1.2%
  CMS Energy Trust I, 7.75%, cvt. pfd. .................................      United States           260,000          12,919,218
  PNM Resources Inc., 6.75%, cvt. pfd. .................................      United States           400,000          21,136,000
                                                                                                                   --------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $33,440,520) ................                                               34,055,218
                                                                                                                   --------------
                                                                                             ------------------
                                                                                             PRINCIPAL AMOUNT b
                                                                                             ------------------
  CORPORATE BONDS 4.2%
  ELECTRIC UTILITIES 4.2%
  Aquila Inc., senior note,
     9.95%, 2/01/11 ....................................................      United States       $ 6,000,000           6,601,782
     8.27%, 11/15/21 ...................................................      United States         6,100,000           6,496,500
  CMS Energy Corp., senior note, 9.875%, 10/15/07 ......................      United States         8,500,000           8,808,125
  MidAmerican Energy Holdings Co., senior note, 8.48%, 9/15/28 .........      United States        25,000,000          31,958,250
  Northeast Generation Co., senior note, 8.812%, 10/15/26 ..............      United States         7,500,000           7,673,108
  PP&L Capital Funding, 8.375%, 6/15/07 ................................      United States        15,000,000          15,188,970
  TXU Corp., senior note, R, 6.55%, 11/15/34 ...........................      United States        40,000,000          37,609,120
                                                                                                                   --------------
  TOTAL CORPORATE BONDS (COST $107,952,956) ............................                                              114,335,855
                                                                                                                   --------------
  TOTAL LONG TERM INVESTMENTS (COST $1,761,586,429) ....................                                            2,749,831,681
                                                                                                                   --------------


                                                                                             ------------------
                                                                                                  SHARES
                                                                                             ------------------
  SHORT TERM INVESTMENT (COST $7,427,824) 0.3%
  MONEY MARKET FUND 0.3%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97% .      United States         7,427,824           7,427,824
                                                                                                                   --------------
  TOTAL INVESTMENTS (COST $1,769,014,253) 99.9% ........................                                            2,757,259,505
  OTHER ASSETS, LESS LIABILITIES 0.1% ..................................                                                4,043,690
                                                                                                                   --------------
  NET ASSETS 100.0% ....................................................                                           $2,761,303,195
                                                                                                                   ==============

See Selected Portfolio Abbreviations on page 26.

a     Non-income producing for the twelve months ended December 31, 2006.

b     The principal amount is stated in U.S. dollars unless otherwise indicated.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 25

Franklin Custodian Funds, Inc.

STATEMENTS OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

ADR    - American Depository Receipt
FHLMC  - Federal Home Loan Mortgage Corp.
FNMA   - Federal National Mortgage Association
FRN    - Floating Rate Note
GNMA   - Government National Mortgage Association
GP     - Graduated Payment
MTN    - Medium Term Note
SF     - Single Family


26 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Custodian Funds, Inc.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Custodian Funds, Inc. is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of five funds (the Funds).

1. INCOME TAXES

At December 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                ------------------------------------------------------------
                                                    FRANKLIN             FRANKLIN               FRANKLIN
                                                    DYNATECH              GROWTH                 INCOME
                                                      FUND                 FUND                   FUND
                                                ------------------------------------------------------------
Cost of investments ......................      $   357,512,075       $   927,295,964       $46,043,663,538
                                                ============================================================

Unrealized appreciation ..................      $   296,885,928       $ 1,642,740,374       $ 6,285,498,251
Unrealized depreciation ..................           (2,647,433)           (2,792,683)         (450,294,946)
                                                ------------------------------------------------------------
Net unrealized appreciation (depreciation)      $   294,238,495       $ 1,639,947,691       $ 5,835,203,305
                                                ============================================================


                                                                      --------------------------------------
                                                                         FRANKLIN
                                                                      U.S. GOVERNMENT          FRANKLIN
                                                                        SECURITIES             UTILITIES
                                                                            FUND                  FUND
                                                                      --------------------------------------
Cost of investments ...............................................   $ 6,555,736,198       $ 1,772,114,448
                                                                      ======================================

Unrealized appreciation ...........................................   $    33,656,149       $   987,955,892
Unrealized depreciation ...........................................       (91,509,830)           (2,810,835)
                                                                      --------------------------------------
Net unrealized appreciation (depreciation) ........................   $   (57,853,681)      $   985,145,057
                                                                      --------------------------------------

2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Income Fund for the three months ended December 31, 2006 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                         NUMBER                              NUMBER
                                       OF SHARES                           OF SHARES
                                        HELD AT                             HELD AT                                      REALIZED
                                       BEGINNING     GROSS      GROSS         END           VALUE AT     INVESTMENT       CAPITAL
NAME OF ISSUER                         OF PERIOD   ADDITIONS  REDUCTIONS   OF PERIOD     END OF PERIOD     INCOME       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Ameren Corp. .......................   11,274,400     572,300         --     11,846,700  $  636,523,191   $ 7,552,655    $       --
Canadian Oil Sands Trust ...........   25,770,600          --         --     25,770,600     721,200,829     5,854,606            --
Pinnacle West Capital Corp. ........    5,500,000          --         --      5,500,000     278,795,000     2,887,500            --
Public Service Enterprise Group Inc.   16,500,000   1,179,600         --     17,679,600   1,173,571,848    10,077,372            --
Puget Energy Inc. ..................    7,500,000          --         --      7,500,000     190,200,000     1,875,000            --
                                                                                         -------------------------------------------
TOTAL NON-CONTROLLED AFFILIATES (5.74% of Net Assets) .................................  $3,000,290,868   $28,247,133    $       --
                                                                                         ===========================================


                                        Quarterly Statements of Investments | 27

Franklin Custodian Funds, Inc.

3. OTHER CONSIDERATIONS

Directors or employees of Franklin Advisers, Inc., as the Franklin Income Fund's Investment Manager, serve as members of various bondholders' steering committees, on credit committees, and represents the fund in certain corporate restructuring negotiations. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the fund's Investment Manager, while in possession of such information, seeks to buy or sell any of these securities, it will comply with all applicable federal securities laws. The securities have been identified on the accompanying Statement of Investments.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


28 | Quarterly Statements of Investments



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN CUSTODIAN FUNDS, INC.

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  February 27, 2007

















                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN CUSTODIAN FUNDS, INC.;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 27, 2007


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN CUSTODIAN FUNDS, INC.;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 27, 2007


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer